Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Additions	€ 13,186	€ 16,949
Exchange rate differences	651	(1,070)
Changes in unrealised revaluations	(1,296)	237
Transfers and reclassifications	(7)	(107)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Changes in unrealised revaluations	(1,209)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Additions	518	13
Exchange rate differences	191	(53)
Changes in unrealised revaluations	(88)	(283)
Transfers and reclassifications	€ (7)	€ (107)
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Ownership interest held in equity based investments	13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital	5.00%
Investment in Bank of Beijing [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Exchange rate differences	€ 191
Investment in Bank of Beijing [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Changes in unrealised revaluations	(153)
New Investments In Strategic Equity Instruments [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Additions	518
Investments In Several Other Equity Stakes [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Changes in unrealised revaluations	€ 65
Visa Inc [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Transfers and reclassifications		€ (116)